SHAREOWNERS' EQUITY (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
SHAREOWNERS' EQUITY
Consolidated shareowners' equity which represented net assets of the Company's insurance subsidiaries that cannot be transferred to Protective Life Corporation (in dollars)	741.8
Number of days after written notice within which dividends may be paid	30
Estimated maximum amount that would qualify as ordinary dividends from insurance subsidiaries in 2012 (in dollars)	307.2
Activity in the Company's issued and outstanding common stock
Balance at the end of the period	88,776,960	88,776,960
Preferred stock, shares authorized	4,000,000	4,000,000
Preferred Stock, par value (in dollars per share)	1	1
Issued Shares
Activity in the Company's issued and outstanding common stock
Balance at the beginning of the period			73,251,960
Shares issued			15,525,000
Balance at the end of the period	88,776,960	88,776,960	88,776,960
Treasury Stock
Activity in the Company's issued and outstanding common stock
Balance at the beginning of the period	3,108,983	3,196,157	3,346,153
(Reissuance of)/deposits to treasury stock (in shares)	3,998,782	(87,174)	(149,996)
Balance at the end of the period	7,107,765	3,108,983	3,196,157
Outstanding Shares
Activity in the Company's issued and outstanding common stock
Balance at the beginning of the period	85,667,977	85,580,803	69,905,807
Shares issued			15,525,000
(Reissuance of)/deposits to treasury stock (in shares)	(3,998,782)	87,174	149,996
Balance at the end of the period	81,669,195	85,667,977	85,580,803